UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     August 07, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $547,515 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    18602   230305 SH       SOLE                        0     1820   228485
AMERICAN INTL GROUP INC        COM              026874107    22621   383087 SH       SOLE                        0     2280   380807
AMGEN INC                      COM              031162100    23583   361538 SH       SOLE                        0     2140   359398
AUTOMATIC DATA PROCESSING IN   COM              053015103    16671   367615 SH       SOLE                        0     2985   364630
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    23525     7731 SH       SOLE                        0       47     7684
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      367        4 SH       SOLE                        0        0        4
CANADIAN NATL RY CO            COM              136375102    24095   550740 SH       SOLE                        0     3894   546846
CANON INC                      ADR              138006309    11516   157170 SH       SOLE                        0     1015   156155
CHEVRON CORP NEW               COM              166764100    24005   386805 SH       SOLE                        0     2335   384470
FIRST DATA CORP                COM              319963104    22807   506374 SH       SOLE                        0     3010   503364
FISERV INC                     COM              337738108    24708   544720 SH       SOLE                        0     3350   541370
GENERAL DYNAMICS CORP          COM              369550108    15527   237204 SH       SOLE                        0      970   236234
GENERAL ELECTRIC CO            COM              369604103    22311   676920 SH       SOLE                        0     3945   672975
GENL AMERN INVS PREF B         Preferred B      368802401     1215    54055 SH       SOLE                        0     1710    52345
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    11994   214943 SH       SOLE                        0     1265   213678
GRAINGER W W INC               COM              384802104    27965   371726 SH       SOLE                        0     2270   369456
HONDA MOTOR LTD                AMERN SHS        438128308    11852   372468 SH       SOLE                        0     2075   370393
JOHNSON & JOHNSON              COM              478160104    23492   392055 SH       SOLE                        0     2295   389760
LOWES COS INC                  COM              548661107    24090   397072 SH       SOLE                        0     2375   394697
MCDONALDS CORP                 COM              580135101    23511   699726 SH       SOLE                        0     4350   695376
MEDTRONIC INC                  COM              585055106    10307   219680 SH       SOLE                        0     1340   218340
MICROSOFT CORP                 COM              594918104    17718   760435 SH       SOLE                        0     4175   756260
NABORS INDUSTRIES              COM              629568106    29155   862820 SH       SOLE                        0     5600   857220
NIKE INC                       CL B             654106103    22525   278090 SH       SOLE                        0     1640   276450
SAMSUNG ELECTRONICS ORDF       Ordinary         Y74718100     7379    11610 SH       SOLE                        0        0    11610
SYSCO CORP                     COM              871829107    22944   750795 SH       SOLE                        0     4460   746335
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    16496   157725 SH       SOLE                        0     1080   156645
UNITED PARCEL SERVICE INC      CL B             911312106    22485   273103 SH       SOLE                        0     1450   271653
WAL MART STORES INC            COM              931142103    24049   499263 SH       SOLE                        0     2995   496268